Assets and Liabilities at Date of Deconsolidation (Detail)	Jun. 30, 2013 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD	Mar. 26, 2013 Merlin Diamonds Ltd AUD	Dec. 31, 2012 Merlin Diamonds Ltd AUD
ASSETS
Current assets	1,714,000	$ 7,737,000	7,459,000	2,434,000	3,845,000	1,938,000
Receivables - affiliates		481,000	464,000		527,000	200,000
Other non-current assets					994,000	777,000
Property, plant and equipment	2,186,000	7,894,000	7,610,000	12,809,000	4,878,000	1,660,000
Mineral rights		14,621,000	14,095,000	15,493,000	13,745,000	14,095,000
Goodwill		1,134,000	1,093,000	1,093,000	1,093,000	1,093,000
Total Assets	7,550,000	36,292,000	34,987,000	36,906,000	25,082,000	19,763,000
LIABILITIES
Current liabilities	1,355,000	23,285,000	22,448,000	5,019,000	2,311,000	1,035,000
Reclamation and rehabilitation	66,000	1,134,000	1,093,000	969,000	1,008,000	1,007,000
Total Liabilities	1,485,000	26,813,000	25,849,000	8,744,000	3,319,000	2,042,000
Non-controlling interests		13,504,000	13,018,000	11,257,000	18,115,000	13,018,000
Net book value of assets at deconsolidation					3,648,000	4,703,000